Registration No. 2-82590

File No. 811-3694

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒

OPPENHEIMER GOLD & SPECIAL MINERALS FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of September, 2016.

Oppenheimer Gold & Special Minerals Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	September 12, 2016
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	September 12, 2016
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	September 12, 2016
Brian S. Petersen	Financial & Accounting Officer

Beth Ann Brown*	Trustee	September 12, 2016
Beth Ann Brown

Matthew P. Fink*	Trustee	September 12, 2016
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	September 12, 2016
Edmund P. Giambastiani, Jr.

Elizabeth Krentzman*	Trustee	September 12, 2016
Elizabeth Krentzman

Mary F. Miller*	Trustee	September 12, 2016
Mary F. Miller

Joel W. Motley*	Trustee	September 12, 2016
Joel W. Motley

Joanne Pace*	Trustee	September 12, 2016
Joanne Pace

Daniel Vandivort*	Trustee	September 12, 2016
Daniel Vandivort

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document